14. STOCK OPTIONS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
2011 Stock Incentive Plan
Compensation expense related to Stock Incentive Plan	$ 101,058	$ 580,335